Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities: [Abstract]
Unrealized holding (losses) gains on available for sale securities, Before Tax Amount		$ (784)	$ (689)	$ (443)
Unrealized holding (losses) gains on available for sale securities, Tax Effects		267	234	150
Unrealized holding (losses) gains on available for sale securities, Net of Tax Amount		(517)	(455)	(293)
Reclassification adjustment for losses (gains) realized in net income, Before Tax Amount			(55)	(146)
Reclassification adjustment for losses (gains) realized in net income, Tax Effects		0	19	50
Reclassification adjustment for losses (gains) realized in net income, Net of Tax Amount	[1]	0	(36)	(96)
Net unrealized holding (losses) gains on available for sale securities, Before Tax Amount		(784)	(744)	(589)
Net unrealized holding (losses) gains on available for sale securities, Tax Effects		267	253	200
Net unrealized holding losses on available for sale securities		(517)	(491)	(389)
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount				157
Change in fair value of effective cash flow hedgeing derivative, Tax Effects				(53)
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount				104
Other comprehensive income, Before Tax Amount		(784)	(744)	(432)
Other comprehensive income, Tax Effects		267	253	147
Other comprehensive loss		$ (517)	$ (491)	$ (285)

[1]	(1) Pre-tax amounts are included in net gain on the sale of securities in noninterest income on the consolidated statements of income. Income tax expense associated with the reclassification adjustment for the years ended December 31, 2017, 2016 and 2015 was $0, $19,000 and $50,000, respectively.